Intangible Assets, Net (Details) - Schedule of estimated amortization expenses for the intangible assets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of estimated amortization expenses for the intangible assets [Abstract]
2021	$ 2,327
2022	1,211
2023
2024
2025
Total	$ 3,538	$ 9,430	$ 11,442